SUBSEQUENT EVENTS (Details			1 Months Ended
	Apr. 28, 2016 USD ($)	Mar. 30, 2016 USD ($)	Jun. 24, 2016 CNY (¥)	May 31, 2016 CNY (¥)	Apr. 30, 2016 CNY (¥)	Jan. 31, 2015 CNY (¥)	Mar. 31, 2017 CNY (¥)	Jun. 24, 2016 USD ($)	Jun. 24, 2016 CNY (¥)	Mar. 31, 2016	Mar. 24, 2016 USD ($)
Satech
Subsequent Events
Ownership interest (as a percent)										20.00%
ATA Learning | Subsequent Events | Satech
Subsequent Events
Cash paid for equity method investments					¥ 8,466,660
Ownership interest (as a percent)					30.78%
ATA Online | Satech
Subsequent Events
Cash paid for equity method investments						¥ 6,000,000
Ownership interest (as a percent)						20.00%
ATA Online | Subsequent Events | Medicine (Beijing) Education Technology Ltd.
Subsequent Events
Cash paid for equity method investments				¥ 4,500,000
ATA Online | Subsequent Events | Medicine (Beijing) Education Technology Ltd. | Future
Subsequent Events
Total investment amount							¥ 9,000,000
Ownership interest (as a percent)							15.00%
ATA Testing | Subsequent Events | Empower Education Online, LLC ("EEO")
Subsequent Events
Cash paid for equity method investments			¥ 32,500,000
Ownership interest (as a percent)								8.33%	8.33%
ATA Testing | Subsequent Events | ApplySquare
Subsequent Events
Total investment amount								$ 3,000,000	¥ 19,700,000
Ownership interest (as a percent)								9.00%	9.00%
The Notes | Brilent Inc. | Available-for-sale investment
Subsequent Events
Maximum amount of investments allowed for purchase | $											$ 2,500,000
The Notes | ATA BVI | Brilent Inc. | Available-for-sale investment
Subsequent Events
Amount purchased | $		$ 300,000
The Notes | ATA BVI | Subsequent Events | Brilent Inc. | Available-for-sale investment
Subsequent Events
Amount purchased | $	$ 1,200,000